UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2014

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Equity Fund

The fund's portfolio
8/31/13 (Unaudited)

COMMON STOCKS (93.2%)(a)
	Shares	Value

Advertising and marketing services (—%)

ReachLocal, Inc.(NON)	164	$1,801

ValueClick, Inc.(NON)	246	5,205

		7,006
Aerospace and defense (3.3%)

Alliant Techsystems, Inc.	83	8,031

Astronics Corp.(NON)	75	2,963

Boeing Co. (The)	2,788	289,729

European Aeronautic Defence and Space Co. NV (France)	728	41,955

General Dynamics Corp.	1,404	116,883

HEICO Corp.	63	3,938

IHI Corp. (Japan)	4,000	16,067

Lockheed Martin Corp.	1,140	139,559

Northrop Grumman Corp.	1,177	108,602

Raytheon Co.	1,519	114,548

		842,275
Agriculture (—%)

Andersons, Inc. (The)	61	4,005

Archer Daniels-Midland Co.	104	3,662

S&W Seed Co.(NON)	401	3,340

		11,007
Airlines (0.7%)

Aeroflot - Russian Airlines OJSC (Russia)(NON)	928	1,358

Delta Air Lines, Inc.(NON)	4,496	88,706

Hawaiian Holdings, Inc.(NON)	594	4,158

International Consolidated Airlines Group SA (Spain)(NON)	3,890	17,269

SkyWest, Inc.	293	3,777

Southwest Airlines Co.	4,153	53,200

Spirit Airlines, Inc.(NON)	244	7,605

Turk Hava Yollari Anonim Ortakligi (THY) (Turkey)	1,491	4,622

US Airways Group, Inc.(NON)	589	9,518

		190,213
Automotive (0.9%)

Bayerische Motoren Werke (BMW) AG (Germany)	174	16,394

China ZhengTong Auto Services Holdings, Ltd. (China)(NON)	10,500	6,499

Daihatsu Motor Co., Ltd. (Japan)	1,000	18,644

Fuji Heavy Industries, Ltd. (Japan)	1,000	23,986

Hino Motors, Ltd. (Japan)	1,000	12,941

Hyundai Motor Co. (South Korea)	37	7,750

Isuzu Motors, Ltd. (Japan)	4,000	24,162

Kia Motors Corp. (South Korea)	345	20,766

Lear Corp.	653	44,894

Localiza Rent a Car SA (Brazil)	559	7,298

Mills Estruturas e Servicos de Engenharia SA (Brazil)	587	7,282

Navistar International Corp.(NON)	147	5,038

Renault SA (France)	201	14,366

Tata Motors, Ltd. (India)	2,827	12,612

Toyota Motor Corp. (Japan)	200	12,082

		234,714
Banking (6.9%)

Access National Corp.	172	2,339

Associated Banc-Corp.	1,711	27,290

Australia & New Zealand Banking Group, Ltd. (Australia)	611	16,037

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)	1,549	14,781

Banco Latinoamericano de Exportaciones SA Class E (Panama)	392	9,439

Banco Santander Central Hispano SA (Spain)	2,822	19,917

Bangkok Bank PCL NVDR (Thailand)	2,700	14,907

Bank Mandiri (Persero) Tbk PT (Indonesia)	19,500	12,647

Bank of Kentucky Financial Corp.	105	2,836

Bank of Yokohama, Ltd. (The) (Japan)	3,000	15,696

Barclays PLC (United Kingdom)	8,853	38,874

BofI Holding, Inc.(NON)	250	16,193

Cardinal Financial Corp.	326	5,359

China Construction Bank Corp. (China)	26,000	18,957

Citizens & Northern Corp.	205	3,936

City National Corp.	447	29,265

Commonwealth Bank of Australia (Australia)	790	50,905

Credicorp, Ltd. (Peru)	120	14,549

Credit Agricole SA (France)(NON)	1,940	19,602

Credit Suisse Group (Switzerland)	441	12,712

DBS Group Holdings, Ltd. (Singapore)	1,000	12,353

Eagle Bancorp, Inc.	179	4,561

East West Bancorp, Inc.	269	7,863

Erste Group Bank AG (Czech Republic)	276	8,848

Fifth Third Bancorp	5,941	108,661

Financial Institutions, Inc.	216	4,005

First Community Bancshares Inc.	211	3,176

FirstMerit Corp.	258	5,459

Flushing Financial Corp.	229	4,099

Grupo Financiero Banorte SAB de CV (Mexico)	3,279	20,190

Hang Seng Bank, Ltd. (Hong Kong)	1,200	18,611

Hanmi Financial Corp.(NON)	440	7,185

Heartland Financial USA, Inc.	141	3,831

Heritage Financial Group, Inc.	199	3,552

HSBC Holdings PLC (United Kingdom)	4,755	49,813

Industrial and Commercial Bank of China, Ltd. (China)	26,000	16,977

Itau Unibanco Holding SA ADR (Preference) (Brazil)	939	11,428

Jammu & Kashmir Bank, Ltd. (India)	524	8,840

Joyo Bank, Ltd. (The) (Japan)	3,000	15,427

JPMorgan Chase & Co.	8,101	409,344

MainSource Financial Group, Inc.	323	4,603

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)	3,700	21,541

Northern Trust Corp.	1,186	65,076

OFG Bancorp (Puerto Rico)	205	3,522

Pacific Premier Bancorp, Inc.(NON)	216	2,866

Peoples Bancorp, Inc.	204	4,276

Philippine National Bank (Philippines)(NON)	4,150	6,932

PNC Financial Services Group, Inc.	2,080	150,322

Popular, Inc. (Puerto Rico)(NON)	1,188	36,899

Powszechna Kasa Oszczednosci Bank Polski SA (Poland)(NON)	676	8,013

Republic Bancorp, Inc. Class A	130	3,433

Resona Holdings, Inc. (Japan)	5,700	27,059

Sberbank of Russia ADR (Russia)	2,078	21,902

Siam Commercial Bank PCL (Thailand)	1,700	7,103

Skandinaviska Enskilda Banken AB (Sweden)	1,590	16,326

Standard Chartered PLC (United Kingdom)	536	11,970

State Street Corp.	2,062	137,577

Sumitomo Mitsui Financial Group, Inc. (Japan)	400	17,703

Swedbank AB Class A (Sweden)	767	17,360

Toronto-Dominion Bank (Canada)	579	49,516

Washington Banking Co.	256	3,512

Wells Fargo & Co.	1,759	72,260

Westpac Banking Corp. (Australia)	708	19,630

		1,779,865
Basic materials (0.1%)

Sumitomo Metal Mining Co., Ltd. (Japan)	1,000	13,410

		13,410
Beverage (0.9%)

Anheuser-Busch InBev NV (Belgium)	221	20,557

Coca-Cola Co. (The)	1,086	41,463

Companhia de Bebidas das Americas (AmBev) ADR (Preference) (Brazil)	478	16,625

Constellation Brands, Inc. Class A(NON)	703	38,138

Diageo PLC (United Kingdom)	568	17,376

Fomento Economico Mexicano SAB de CV ADR (Mexico)	163	15,384

Heineken Holding NV (Netherlands)	368	22,208

Molson Coors Brewing Co. Class B	615	30,006

SABMiller PLC (United Kingdom)	308	14,672

SABMiller PLC (United Kingdom)	187	8,896

		225,325
Biotechnology (1.8%)

Aegerion Pharmaceuticals, Inc.(NON)	28	2,427

Amgen, Inc.	1,978	215,483

Auxilium Pharmaceuticals, Inc.(NON)	231	4,031

Celgene Corp.(NON)	1,268	177,495

Cubist Pharmaceuticals, Inc.(NON)	183	11,595

Exact Sciences Corp.(NON)	227	2,626

Incyte Corp., Ltd.(NON)	58	1,966

Lexicon Pharmaceuticals, Inc.(NON)	620	1,544

Medicines Co. (The)(NON)	257	8,124

NewLink Genetics Corp.(NON)	98	1,696

NPS Pharmaceuticals, Inc.(NON)	115	2,887

PDL BioPharma, Inc.	534	4,240

Repligen Corp.(NON)	218	2,128

Sequenom, Inc.(NON)	724	2,114

Spectrum Pharmaceuticals, Inc.	288	2,206

United Therapeutics Corp.(NON)	359	25,457

		466,019
Broadcasting (0.3%)

Global Mediacom Tbk PT (Indonesia)(NON)	45,500	7,220

Grupo Televisa, SAB ADR (Mexico)	409	10,286

ITV PLC (United Kingdom)	7,966	20,320

LIN Media, LLC Class A(NON)	241	4,049

Phoenix Satellite Television Holdings, Ltd. (China)	14,000	4,746

Sinclair Broadcast Group, Inc. Class A	440	10,525

Sun TV Network, Ltd. (India)	1,500	8,852

		65,998
Cable television (1.6%)

Comcast Corp. Class A	7,176	302,038

DISH Network Corp. Class A	1,141	51,299

HSN, Inc.	87	4,686

IAC/InterActiveCorp.	1,228	60,283

		418,306
Capital goods (—%)

Stoneridge, Inc.(NON)	503	6,257

		6,257
Chemicals (3.1%)

Agrium, Inc. (Canada)	24	2,059

American Vanguard Corp.	64	1,605

Asahi Kasei Corp. (Japan)	2,000	14,635

Axiall Corp.	321	12,850

BASF SE (Germany)	528	46,148

Cambrex Corp.(NON)	516	7,033

CF Industries Holdings, Inc.	270	51,392

Chemtura Corp.(NON)	522	11,442

Cytec Industries, Inc.	245	18,321

Eastman Chemical Co.	651	49,476

Huntsman Corp.	951	16,643

Innophos Holdings, Inc.	155	7,590

Innospec, Inc.	155	6,343

Intrepid Potash, Inc.	61	759

Koppers Holdings, Inc.	52	2,016

Kraton Performance Polymers, Inc.(NON)	159	2,949

Landec Corp.(NON)	382	5,042

LSB Industries, Inc.(NON)	464	13,929

LyondellBasell Industries NV Class A	1,214	85,162

Minerals Technologies, Inc.	60	2,664

Monsanto Co.	1,739	170,231

Mosaic Co. (The)	38	1,583

Nitto Denko Corp. (Japan)	500	26,457

OM Group, Inc.(NON)	142	4,036

Potash Corp. of Saskatchewan, Inc. (Canada)	115	3,409

PPG Industries, Inc.	474	74,044

PTT Global Chemical PCL (Thailand)	5,400	11,575

Sherwin-Williams Co. (The)	346	59,650

Syngenta AG (Switzerland)	62	24,308

Tronox, Ltd. Class A	127	2,713

Valspar Corp.	431	26,791

W.R. Grace & Co.(NON)	375	30,131

		792,986
Coal (0.2%)

Alpha Natural Resources, Inc.(NON)	3,562	21,657

Peabody Energy Corp.	1,269	21,827

		43,484
Commercial and consumer services (2.2%)

ADT Corp. (The)(NON)	1,180	46,999

Alliance Global Group, Inc. (Philippines)(NON)	14,600	8,431

Ascent Capital Group, Inc. Class A(NON)	26	1,920

Babcock International Group PLC (United Kingdom)	962	16,965

Bureau Veritas SA (France)	540	16,315

Compass Group PLC (United Kingdom)	1,177	15,613

Corporate Executive Board Co. (The)	52	3,372

Deluxe Corp.	297	11,687

Expedia, Inc.	544	25,437

Experian Group, Ltd. (United Kingdom)	904	15,831

Global Cash Access Holdings, Inc.(NON)	432	3,326

Green Dot Corp. Class A(NON)	186	4,271

Hana Tour Service, Inc. (South Korea)	179	10,011

Harbinger Group, Inc.(NON)	932	8,565

HMS Holdings Corp.(NON)	87	2,174

MAXIMUS, Inc.	70	2,626

McGraw-Hill Cos., Inc. (The)	1,307	76,290

Pitney Bowes, Inc.	285	4,651

Priceline.com, Inc.(NON)	199	186,767

Randstad Holding NV (Netherlands)	159	7,385

Total Systems Services, Inc.	2,433	67,321

URS Corp.	481	23,819

		559,776
Communications equipment (1.1%)

Cisco Systems, Inc.	11,519	268,508

Plantronics, Inc.	46	1,987

RF Micro Devices, Inc.(NON)	1,779	8,824

		279,319
Computers (4.0%)

Actuate Corp.(NON)	1,088	7,562

Anixter International, Inc.(NON)	122	10,194

Apple, Inc.	1,322	643,880

Aspen Technology, Inc.(NON)	184	6,151

AVG Technologies NV (Netherlands)(NON)	189	4,096

Bottomline Technologies, Inc.(NON)	71	1,933

Brady Corp. Class A	243	8,019

Brocade Communications Systems, Inc.(NON)	4,993	36,948

Calix, Inc.(NON)	174	2,236

Commvault Systems, Inc.(NON)	86	7,209

Cornerstone OnDemand, Inc.(NON)	87	4,481

EMC Corp.	5,151	132,793

Gemalto NV (Netherlands)	170	19,563

HCL Technologies, Ltd. (India)	769	12,106

Infoblox, Inc.(NON)	133	4,642

Ixia(NON)	73	1,060

Lexmark International, Inc. Class A	847	28,934

MTS Systems Corp.	52	3,129

Netscout Systems, Inc.(NON)	176	4,372

Polycom, Inc.(NON)	283	2,810

Procera Networks, Inc.(NON)	232	3,004

Quantum Corp.(NON)	2,652	3,819

Riverbed Technology, Inc.(NON)	1,213	18,729

Silicon Graphics International Corp.(NON)	156	2,299

SS&C Technologies Holdings, Inc.(NON)	167	5,910

Synaptics, Inc.(NON)	157	6,070

Verint Systems, Inc.(NON)	113	3,746

Western Digital Corp.	940	58,280

		1,043,975
Conglomerates (1.8%)

AMETEK, Inc.	1,282	55,023

Danaher Corp.	2,413	158,100

General Electric Co.	5,954	137,776

Marubeni Corp. (Japan)	1,000	7,242

Siemens AG (Germany)	318	33,661

Tyco International, Ltd.	2,251	74,373

		466,175
Construction (0.6%)

Chicago Bridge & Iron Co., NV	610	36,496

China Liansu Group Holdings, Ltd. (China)	8,000	4,761

China Shanshui Cement Group, Ltd. (China)	15,000	5,929

China Singyes Solar Technologies Holdings, Ltd. (China)	8,000	8,131

China State Construction International Holdings, Ltd. (China)	4,000	6,438

Fortune Brands Home & Security, Inc.	983	36,214

Gamuda Bhd (Malaysia)	5,700	7,746

Holcim, Ltd. (Switzerland)	131	8,891

Koninklijke Boskalis Westminster NV (Netherlands)	355	14,052

Trex Co., Inc.(NON)	172	7,614

Wendel SA (France)	140	17,047

		153,319
Consumer (0.3%)

Biostime International Holdings, Ltd. (China)	1,000	5,958

Blyth, Inc.	154	1,421

Jarden Corp.(NON)	785	33,716

Swatch Group AG (The) (Switzerland)	28	16,130

Swatch Group AG (The) (Switzerland)	152	15,225

		72,450
Consumer finance (0.7%)

DFC Global Corp.(NON)	650	7,345

Discover Financial Services	2,235	105,604

Encore Capital Group, Inc.(NON)	242	10,375

Housing Development Finance Corp., Ltd. (HDFC) (India)(NON)	1,790	19,406

Nelnet, Inc. Class A	199	7,538

Ocwen Financial Corp.(NON)	119	6,002

PHH Corp.(NON)	180	3,757

Portfolio Recovery Associates, Inc.(NON)	205	10,873

Walter Investment Management Corp.(NON)	86	3,155

		174,055
Consumer goods (2.2%)

Colgate-Palmolive Co.	1,523	87,984

Kao Corp. (Japan)	300	8,727

L'Oreal SA (France)	158	26,364

Prestige Brands Holdings, Inc.(NON)	231	7,501

Prince Frog International Holdings, Ltd. (China)	8,000	4,999

Procter & Gamble Co. (The)	5,260	409,701

Reckitt Benckiser Group PLC (United Kingdom)	493	33,502

		578,778
Consumer services (0.4%)

Angie's List, Inc.(NON)	94	1,970

Blue Nile, Inc.(NON)	82	2,967

DeNA Co., Ltd. (Japan)	300	5,857

Geo Group, Inc. (The)	157	4,900

Liberty Interactive Corp. Class A(NON)	2,874	64,895

OpenTable, Inc.(NON)	43	3,205

TrueBlue, Inc.(NON)	755	18,362

		102,156
Containers (0.1%)

Ball Corp.	705	31,316

		31,316
Distribution (0.1%)

Beacon Roofing Supply, Inc.(NON)	81	2,943

Core-Mark Holding Co., Inc.	91	5,742

MWI Veterinary Supply, Inc.(NON)	46	6,996

Pool Corp.	59	3,073

Spartan Stores, Inc.	170	3,495

United Natural Foods, Inc.(NON)	59	3,577

		25,826
Electric utilities (1.5%)

AES Corp.	3,373	42,871

American Electric Power Co., Inc.	2,030	86,884

China Resources Power Holdings Co., Ltd. (China)	2,000	4,574

Chubu Electric Power Co., Inc. (Japan)	400	4,975

CMS Energy Corp.	760	20,163

Enel SpA (Italy)	4,513	14,923

Entergy Corp.	836	52,860

GDF Suez (France)	812	17,600

Kansai Electric Power, Inc. (Japan)(NON)	2,600	29,027

PG&E Corp.	1,505	62,247

PPL Corp.	910	27,937

Red Electrica Corporacion SA (Spain)	423	21,940

Tenaga Nasional Bhd (Malaysia)	3,900	10,366

		396,367
Electrical equipment (0.1%)

ABB, Ltd. (Switzerland)	1,021	21,837

II-VI, Inc.(NON)	466	8,984

WESCO International, Inc.(NON)	86	6,344

		37,165
Electronics (2.2%)

Acacia Research Corp.	96	2,109

ASUSTek Computer, Inc. (Taiwan)	1,000	7,929

Avnet, Inc.(NON)	877	33,817

Broadcom Corp. Class A	1,756	44,357

Casetek Holdings, Ltd. (Taiwan)(NON)	2,000	10,648

Cavium, Inc.(NON)	56	2,126

Ceva, Inc.(NON)	176	3,191

Cirrus Logic, Inc.(NON)	324	7,290

EnerSys	215	11,025

Fairchild Semiconductor International, Inc.(NON)	203	2,479

FEI Co.	90	7,045

GenMark Diagnostics, Inc.(NON)	639	7,349

Hollysys Automation Technologies, Ltd. (China)(NON)	644	8,469

Hon Hai Precision Industry Co., Ltd. (Taiwan)	7,820	21,110

Integrated Silicon Solutions, Inc.(NON)	674	7,016

Keyence Corp. (Japan)	100	32,879

L-3 Communications Holdings, Inc.	533	48,146

Marvell Technology Group, Ltd.	2,914	35,289

Mellanox Technologies, Ltd. (Israel)(NON)	81	3,193

Mentor Graphics Corp.	514	11,390

Microsemi Corp.(NON)	134	3,449

NVIDIA Corp.	2,795	41,226

Omnivision Technologies, Inc.(NON)	388	5,995

Omron Corp. (Japan)	700	21,797

Radiant Opto-Electronics Corp. (Taiwan)	3,090	9,768

Rockwell Automation, Inc.	721	70,103

Samsung Electronics Co., Ltd. (South Korea)	62	76,099

Semtech Corp.(NON)	132	3,923

Silicon Image, Inc.(NON)	862	4,672

SK Hynix, Inc. (South Korea)(NON)	330	8,343

Sparton Corp.(NON)	189	3,548

Tripod Technology Corp. (Taiwan)	2,440	4,798

		560,578
Energy (oil field) (1.5%)

Helix Energy Solutions Group, Inc.(NON)	387	9,687

Key Energy Services, Inc.(NON)	856	5,710

Oceaneering International, Inc.	526	40,807

Oil States International, Inc.(NON)	295	26,320

Schlumberger, Ltd.	3,602	291,546

		374,070
Energy (other) (—%)

FutureFuel Corp.	596	9,619

		9,619
Engineering and construction (0.6%)

Aecom Technology Corp.(NON)	733	21,352

China Railway Group, Ltd. (China)	24,000	12,248

Daelim Industrial Co., Ltd. (South Korea)	174	13,661

JGC Corp. (Japan)	1,000	34,009

KBR, Inc.	906	27,053

McDermott International, Inc.(NON)	1,334	10,005

Singapore Technologies Engineering, Ltd. (Singapore)	6,000	18,565

Vinci SA (France)	355	18,331

		155,224
Entertainment (0.2%)

Carmike Cinemas, Inc.(NON)	240	4,207

CJ CGV Co., Ltd. (South Korea)	253	10,998

Panasonic Corp. (Japan)(NON)	1,800	16,259

TiVo, Inc.(NON)	193	2,252

Town Sports International Holdings, Inc.	342	3,971

Vail Resorts, Inc.	46	3,128

VOXX International Corp.(NON)	597	7,260

		48,075
Environmental (0.1%)

Coway Co., Ltd. (South Korea)	194	10,256

Mine Safety Appliances Co.	78	3,754

		14,010
Financial (0.7%)

3i Group PLC (United Kingdom)	2,959	16,439

BM&F Bovespa SA (Brazil)	808	3,959

CIT Group, Inc.(NON)	1,477	70,704

CoreLogic, Inc.(NON)	1,813	46,594

Credit Acceptance Corp.(NON)	56	6,023

Nasdaq OMX Group, Inc. (The)	1,204	35,951

WageWorks, Inc.(NON)	142	5,927

		185,597
Food (1.8%)

Associated British Foods PLC (United Kingdom)	734	20,987

Bunge, Ltd.	18	1,364

Calbee, Inc. (Japan)	200	19,457

Carrefour SA (France)	593	18,563

Chaoda Modern Agriculture Holdings, Ltd. (China)(F)(NON)	2,000	129

Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (Preference) (Brazil)	220	9,038

Distribuidora Internacional de Alimentacion SA (Spain)	1,617	12,780

General Mills, Inc.	1,955	96,421

Hain Celestial Group, Inc. (The)(NON)	44	3,598

Ingredion, Inc.	32	2,014

Jeronimo Martins SGPS SA (Portugal)	385	7,475

JM Smucker Co. (The)	429	45,534

Kraft Foods Group, Inc.	1,809	93,652

Magnit OJSC (Russia)	53	11,804

Nestle SA (Switzerland)	881	57,805

Pinnacle Foods, Inc.	187	5,068

Shoprite Holdings, Ltd. (South Africa)	670	10,502

Suedzucker AG (Germany)	414	13,359

Tesco PLC (United Kingdom)	1,391	7,901

Unilever PLC (United Kingdom)	521	19,854

		457,305
Forest products and packaging (0.3%)

Amcor, Ltd. (Australia)	1,512	13,986

Bemis Co., Inc.	518	20,611

Domtar Corp. (Canada)	198	13,068

KapStone Paper and Packaging Corp.	141	5,922

Louisiana-Pacific Corp.(NON)	72	1,077

Packaging Corp. of America	473	25,088

		79,752
Gaming and lottery (0.1%)

OPAP SA (Greece)	1,950	19,329

		19,329
Health-care services (3.1%)

Amedisys, Inc.(NON)	193	3,144

AmerisourceBergen Corp.	1,749	99,553

AmSurg Corp.(NON)	135	5,034

athenahealth, Inc.(NON)	21	2,215

Bio-Reference Labs, Inc.(NON)	54	1,562

Centene Corp.(NON)	41	2,343

Chemed Corp.	167	11,630

CIGNA Corp.	1,840	144,790

Computer Programs & Systems, Inc.	36	1,979

HCA Holdings, Inc.	1,299	49,609

Health Net, Inc.(NON)	130	3,923

HealthSouth Corp.(NON)	314	9,878

Isis Pharmaceuticals, Inc.(NON)	73	1,886

Kindred Healthcare, Inc.(NON)	288	4,234

Magellan Health Services, Inc.(NON)	48	2,698

McKesson Corp.	1,395	169,367

MedAssets, Inc.(NON)	397	8,901

Omega Healthcare Investors, Inc.(R)	119	3,380

Providence Service Corp. (The)(NON)	373	10,011

Ramsay Health Care, Ltd. (Australia)	452	14,974

Sinopharm Group Co. (China)	2,800	6,996

Suzuken Co., Ltd. (Japan)	300	9,224

Triple-S Management Corp. Class B (Puerto Rico)(NON)	105	1,958

Ventas, Inc.(R)	942	58,649

WellCare Health Plans, Inc.(NON)	202	12,861

WellPoint, Inc.	2,024	172,323

		813,122
Homebuilding (0.2%)

PulteGroup, Inc.	2,107	32,427

Ryland Group, Inc. (The)	257	8,949

		41,376
Household furniture and appliances (—%)

La-Z-Boy, Inc.	146	3,104

Select Comfort Corp.(NON)	261	6,447

		9,551
Insurance (4.0%)

Ageas (Belgium)	565	22,238

AIA Group, Ltd. (Hong Kong)	4,800	20,989

Alleghany Corp.(NON)	135	52,257

Allianz SE (Germany)	187	26,791

Allied World Assurance Co. Holdings AG	452	41,462

American Equity Investment Life Holding Co.	413	8,182

American Financial Group, Inc.	780	40,193

American International Group, Inc.(NON)	3,959	183,935

Amtrust Financial Services, Inc.	109	3,908

Aon PLC	2,061	136,809

Assicurazioni Generali SpA (Italy)	887	16,998

AXA SA (France)	1,100	23,966

Axis Capital Holdings, Ltd.	958	41,184

Berkshire Hathaway, Inc. Class B(NON)	577	64,174

China Pacific Insurance (Group) Co., Ltd. (China)	3,400	11,316

CNO Financial Group, Inc.	439	5,966

Fidelity National Financial, Inc. Class A	1,875	44,456

Genworth Financial, Inc. Class A(NON)	6,224	73,443

Insurance Australia Group, Ltd. (Australia)	4,494	23,186

Legal & General Group PLC (United Kingdom)	5,398	15,626

Maiden Holdings, Ltd. (Bermuda)	360	4,709

Muenchener Rueckversicherungs AG (Germany)	98	17,861

PartnerRe, Ltd.	535	46,625

Porto Seguro SA (Brazil)	719	7,748

Protective Life Corp.	956	39,951

Prudential PLC (United Kingdom)	1,397	23,338

Stewart Information Services Corp.	312	9,544

Symetra Financial Corp.	360	6,217

Validus Holdings, Ltd.	935	32,360

		1,045,432
Investment banking/Brokerage (1.4%)

Asian Pay Television Trust (Units) (Taiwan)(NON)	7,000	4,569

Deutsche Bank AG (Germany)	478	20,696

Eaton Vance Corp.	990	38,165

Goldman Sachs Group, Inc. (The)	1,624	247,059

Greenhill & Co., Inc.	88	4,170

Investor AB Class B (Sweden)	526	15,159

UBS AG (Switzerland)	1,076	20,839

		350,657
Leisure (—%)

Brunswick Corp.	229	8,326

		8,326
Lodging/Tourism (0.7%)

Grand Korea Leisure Co., Ltd. (South Korea)	330	9,513

Marcus Corp.	402	4,945

MGM China Holdings, Ltd. (Hong Kong)	6,000	17,896

Sands China, Ltd. (Hong Kong)	1,200	6,871

SJM Holdings, Ltd. (Hong Kong)	8,000	20,494

Wyndham Worldwide Corp.	840	49,862

Wynn Resorts, Ltd.	428	60,365

		169,946
Machinery (0.8%)

AGCO Corp.	69	3,903

Altra Holdings, Inc.	324	8,051

Chart Industries, Inc.(NON)	121	13,816

CNH Global NV	59	2,707

Cummins, Inc.	868	106,938

Deere & Co.	40	3,346

DXP Enterprises, Inc.(NON)	63	4,283

Franklin Electric Co., Inc.	220	7,902

Hyster-Yale Materials Holdings, Inc.	58	4,385

Kadant, Inc.	183	5,686

Lindsay Corp.	29	2,205

NACCO Industries, Inc. Class A	29	1,612

NSK, Ltd. (Japan)	2,000	18,535

Terex Corp.(NON)	725	21,025

THK Co., Ltd. (Japan)	700	13,498

		217,892
Manufacturing (0.7%)

AZZ, Inc.	158	5,931

Chase Corp.	170	5,052

Generac Holdings, Inc.	193	7,641

Greenbrier Companies, Inc.(NON)	401	9,051

IMI PLC (United Kingdom)	1,127	25,062

Ingersoll-Rand PLC	1,447	85,576

Leggett & Platt, Inc.	940	27,185

Polypore International, Inc.(NON)	48	2,052

Standex International Corp.	85	4,538

TriMas Corp.(NON)	362	12,721

Valmont Industries, Inc.	29	3,914

		188,723
Media (0.1%)

Demand Media, Inc.(NON)	466	3,020

Naspers, Ltd. Class N (South Africa)	256	21,124

		24,144
Medical technology (1.2%)

Abaxis, Inc.	50	2,105

Accuray, Inc.(NON)	472	3,125

Alere, Inc.(NON)	250	7,793

Align Technology, Inc.(NON)	94	4,094

Coloplast A/S Class B (Denmark)	440	23,893

Conmed Corp.	284	8,830

Cyberonics, Inc.(NON)	44	2,238

DexCom, Inc.(NON)	109	2,948

Globus Medical, Inc. Class A(NON)	197	3,471

Greatbatch, Inc.(NON)	362	12,297

Haemonetics Corp.(NON)	92	3,666

Hill-Rom Holdings, Inc.	216	7,374

Insulet Corp.(NON)	141	4,701

NxStage Medical, Inc.(NON)	212	2,618

St. Jude Medical, Inc.	2,138	107,777

STAAR Surgical Co.(NON)	568	7,208

Steris Corp.	97	3,966

TearLab Corp.(NON)	134	1,761

Trinity Biotech PLC ADR (Ireland)	169	3,216

Zimmer Holdings, Inc.	1,199	94,829

		307,910
Metals (0.6%)

Assa Abloy AB Class B (Sweden)	477	20,311

BHP Billiton PLC (United Kingdom)	617	17,957

BHP Billiton, Ltd. (Australia)	1,048	33,173

Horsehead Holding Corp.(NON)(S)	605	7,181

L.B. Foster Co. Class A	104	4,412

NN, Inc.	435	6,007

Rio Tinto PLC (United Kingdom)	326	14,717

Rio Tinto, Ltd. (Australia)	317	16,323

Vale SA ADR (Preference) (Brazil)	330	4,283

Vale SA ADR (Brazil)	185	2,666

voestalpine AG (Austria)	547	23,405

		150,435
Natural gas utilities (0.4%)

Kinder Morgan, Inc.	1,915	72,636

UGI Corp.	664	26,029

		98,665
Office equipment and supplies (0.3%)

Avery Dennison Corp.	648	27,708

Staples, Inc.	3,884	54,026

		81,734
Oil and gas (7.1%)

BP PLC (United Kingdom)	7,760	53,659

Cabot Oil & Gas Corp.	1,830	71,608

Callon Petroleum Co.(NON)	1,000	4,490

Caltex Australia, Ltd. (Australia)	1,076	18,070

Chevron Corp.	1,029	123,922

China Petroleum & Chemical Corp. (China)	10,000	7,167

CNOOC, Ltd. (China)	12,000	24,011

ConocoPhillips	3,802	252,073

Delek US Holdings, Inc.	153	3,804

ENI SpA (Italy)	964	22,016

EPL Oil & Gas, Inc.(NON)	287	9,712

Exxon Mobil Corp.	3,717	323,974

Ezion Holdings, Ltd. (Singapore)	6,000	10,624

Gazprom Neft OAO ADR (Russia)	331	6,809

Gulfport Energy Corp.(NON)	69	4,071

Helmerich & Payne, Inc.	480	30,259

HollyFrontier Corp.	895	39,810

Kodiak Oil & Gas Corp.(NON)	464	4,635

Lukoil OAO ADR (Russia)	458	26,541

Marathon Petroleum Corp.	1,268	91,943

Occidental Petroleum Corp.	2,503	220,790

ONEOK, Inc.	1,023	52,623

Pacific Rubiales Energy Corp. (Colombia)	612	11,580

Petroleo Brasileiro SA ADR (Preference) (Brazil)	645	9,198

Phillips 66	2,141	122,251

Repsol YPF SA (Spain)	641	14,872

Rosetta Resources, Inc.(NON)	65	3,024

Royal Dutch Shell PLC Class A (United Kingdom)	1,002	32,415

Royal Dutch Shell PLC Class B (United Kingdom)	922	31,048

Statoil ASA (Norway)	881	19,348

Stone Energy Corp.(NON)	190	5,206

Surgutneftegas OAO (Preference) (Russia)	25,536	17,154

Swift Energy Co.(NON)	249	2,809

Tesoro Corp.	692	31,894

Total SA (France)	543	30,081

Unit Corp.(NON)	88	4,052

Vaalco Energy, Inc.(NON)	1,019	5,666

Valero Energy Corp.	2,118	75,253

W&T Offshore, Inc.	186	2,874

		1,821,336
Pharmaceuticals (5.9%)

AbbVie, Inc.	3,097	131,963

ACADIA Pharmaceuticals, Inc.(NON)	217	4,331

Actelion, Ltd. (Switzerland)	241	16,383

Alkermes PLC(NON)	105	3,334

Array BioPharma, Inc.(NON)	464	2,603

Aspen Pharmacare Holdings, Ltd. (South Africa)	500	11,476

AstraZeneca PLC (United Kingdom)	452	22,261

Bayer AG (Germany)	323	35,876

Biospecifics Technologies Corp.(NON)	57	1,042

Bristol-Myers Squibb Co.	4,503	187,730

Conatus Pharmaceuticals, Inc.(NON)	67	609

Eli Lilly & Co.	2,761	141,915

Endo Health Solutions, Inc.(NON)	173	7,109

Gentium SpA ADR (Italy)(NON)	540	10,336

GlaxoSmithKline PLC (United Kingdom)	1,523	38,837

Hi-Tech Pharmacal Co., Inc.	65	2,802

Hisamitsu Pharmaceutical Co., Inc. (Japan)	300	16,019

Hypermarcas SA (Brazil)	1,145	7,793

Insys Therapeutics, Inc.(NON)	382	10,700

Jazz Pharmaceuticals PLC(NON)	267	23,413

Johnson & Johnson	1,291	111,555

Merck & Co., Inc.	636	30,076

Novartis AG (Switzerland)	433	31,575

Novo Nordisk A/S Class B (Denmark)	230	38,427

Orion OYJ Class B (Finland)	582	13,484

Pfizer, Inc.	14,416	406,675

Questcor Pharmaceuticals, Inc.	156	10,402

Receptos, Inc.(NON)	55	871

Roche Holding AG-Genusschein (Switzerland)	257	64,108

Salix Pharmaceuticals, Ltd.(NON)	418	27,981

Sanofi (France)	311	29,878

Santarus, Inc.(NON)	144	3,243

ViroPharma, Inc.(NON)	678	20,442

Warner Chilcott PLC Class A	3,243	69,562

		1,534,811
Photography/Imaging (0.1%)

Konica Minolta Holdings, Inc. (Japan)	2,000	16,365

		16,365
Publishing (0.1%)

Gannett Co., Inc.	1,584	38,159

		38,159
Railroads (0.1%)

Central Japan Railway Co. (Japan)	300	34,179

		34,179
Real estate (2.8%)

AG Mortgage Investment Trust, Inc.(R)	100	1,756

Agree Realty Corp.(R)	187	5,068

Aliansce Shopping Centers SA (Brazil)	679	5,288

Amata Corp. PCL (Thailand)	7,400	3,908

American Capital Agency Corp.(R)	1,244	28,313

Arlington Asset Investment Corp. Class A	120	2,786

ARMOUR Residential REIT, Inc.(R)	538	2,249

Ashford Hospitality Trust, Inc.(R)	638	7,356

AvalonBay Communities, Inc.(R)	331	41,011

Bekasi Fajar Industrial Estate Tbk PT (Indonesia)	122,000	4,732

BR Properties SA (Brazil)	806	6,131

CBL & Associates Properties, Inc.(R)	245	4,704

Chimera Investment Corp.(R)	4,557	13,398

China Overseas Grand Oceans Group, Ltd. (China)	7,000	9,123

China Overseas Land & Investment, Ltd. (China)	3,000	8,885

Coresite Realty Corp.(R)	65	1,978

CYS Investments, Inc.(R)	332	2,550

Dexus Property Group (Australia)(R)	16,502	15,035

Education Realty Trust, Inc.(R)	688	5,910

EPR Properties(R)	101	4,947

Federal Realty Investment Trust(R)	255	24,814

First Industrial Realty Trust(R)	210	3,177

Glimcher Realty Trust(R)	404	4,000

Hammerson PLC (United Kingdom)(R)	1,257	9,418

Hatteras Financial Corp.(R)	470	8,601

Health Care REIT, Inc.(R)	894	54,927

Hemaraj Land and Development PCL (Thailand)	40,600	3,506

HFF, Inc. Class A	596	13,708

Invesco Mortgage Capital, Inc.(R)	160	2,450

Investors Real Estate Trust(R)	482	3,928

iStar Financial, Inc.(NON)(R)	397	4,399

Lexington Realty Trust(R)	925	10,841

LTC Properties, Inc.(R)	226	8,007

MFA Financial, Inc.(R)	546	3,931

National Health Investors, Inc.(R)	141	7,741

One Liberty Properties, Inc.(R)	220	4,701

PS Business Parks, Inc.(R)	136	9,883

Public Storage(R)	468	71,450

Select Income REIT(R)	174	4,233

Simon Property Group, Inc.(R)	856	124,659

Sovran Self Storage, Inc.(R)	45	2,982

St. Joe Co. (The)(NON)	556	10,736

Starwood Property Trust, Inc.(R)	122	3,041

Summit Hotel Properties, Inc.(R)	590	5,629

Surya Semesta Internusa Tbk PT (Indonesia)	111,500	7,106

Tanger Factory Outlet Centers(R)	427	13,173

Tokyu Land Corp. (Japan)	3,000	27,659

Universal Health Realty Income Trust(R)	50	2,006

Vornado Realty Trust(R)	634	51,544

Westfield Group (Australia)	1,364	13,393

Wheelock and Co., Ltd. (Hong Kong)	5,000	25,427

		716,198
Regional Bells (0.4%)

AT&T, Inc.	2,843	96,179

Frontier Communications Corp.	1,191	5,157

		101,336
Restaurants (0.1%)

AFC Enterprises(NON)	216	8,845

Minor International PCL (Thailand)	12,800	8,509

Papa John's International, Inc.(NON)	96	6,540

		23,894
Retail (7.6%)

Adidas AG (Germany)	139	14,697

Advance Auto Parts, Inc.	453	36,272

American Eagle Outfitters, Inc.	1,346	19,477

ANN, Inc.(NON)	243	8,432

Arezzo Industria e Comercio SA (Brazil)	340	4,731

Bed Bath & Beyond, Inc.(NON)	1,141	84,137

Big Lots, Inc.(NON)	758	26,848

BR Malls Participacoes SA (Brazil)	1,303	9,885

Brown Shoe Co., Inc.	132	2,959

Buckle, Inc. (The)	77	3,987

Chico's FAS, Inc.	1,224	19,094

Coach, Inc.	1,339	70,713

Compagnie Financiere Richemont SA (Switzerland)	149	14,156

Compagnie Financiere Richemont SA ADR (Switzerland)	631	5,962

Costco Wholesale Corp.	848	94,866

CP ALL PCL (Thailand)	11,500	11,700

Crocs, Inc.(NON)	121	1,629

CST Brands, Inc.(NON)	234	6,903

CVS Caremark Corp.	3,328	193,190

Deckers Outdoor Corp.(NON)	46	2,702

Destination Maternity Corp.	343	9,525

Dillards, Inc. Class A	277	21,124

Five Below, Inc.(NON)	41	1,507

Foot Locker, Inc.	941	30,300

Francesca's Holdings Corp.(NON)	80	1,930

GameStop Corp. Class A	171	8,586

Gap, Inc. (The)	1,628	65,836

Genesco, Inc.(NON)	91	5,613

Home Depot, Inc. (The)	4,164	310,176

KAR Auction Services, Inc.	503	13,400

Koninklijke Ahold NV (Netherlands)	927	14,769

Lowe's Cos., Inc.	4,561	208,985

Lumber Liquidators Holdings, Inc.(NON)	32	3,181

Macy's, Inc.	1,918	85,217

Matahari Department Store Tbk PT (Indonesia)(NON)	5,500	6,243

Men's Wearhouse, Inc. (The)	155	5,836

Next PLC (United Kingdom)	515	39,059

O'Reilly Automotive, Inc.(NON)	610	74,853

PetSmart, Inc.	604	42,540

Pier 1 Imports, Inc.	100	2,192

Puregold Price Club, Inc. (Philippines)	13,300	11,473

Sears Hometown and Outlet Stores, Inc.(NON)	129	4,138

Sonic Automotive, Inc. Class A	795	17,323

Steven Madden, Ltd.(NON)	80	4,320

Tile Shop Holdings, Inc.(NON)	212	5,633

TJX Cos., Inc. (The)	2,991	157,686

USANA Health Sciences, Inc.(NON)	40	3,038

Wal-Mart Stores, Inc.	395	28,827

Walgreen Co.	2,551	122,627

Woolworths, Ltd. (Australia)	739	23,434

World Fuel Services Corp.	238	9,080

		1,970,791
Schools (0.1%)

Bright Horizons Family Solutions, Inc.(NON)	131	4,770

Grand Canyon Education, Inc.(NON)	61	2,105

ITT Educational Services, Inc.(NON)	643	18,525

		25,400
Semiconductor (0.5%)

ASML Holding NV (Netherlands)	246	21,559

Entegris, Inc.(NON)	554	5,208

Lam Research Corp.(NON)	870	40,603

Magnachip Semiconductor Corp. (South Korea)(NON)	306	6,258

Photronics, Inc.(NON)	533	3,880

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	7,000	23,230

Teradyne, Inc.(NON)	1,348	20,692

Ultra Clean Holdings, Inc.(NON)	487	3,239

		124,669
Shipping (0.3%)

Aegean Marine Petroleum Network, Inc. (Greece)	830	7,595

Con-way, Inc.	298	12,397

Quality Distribution, Inc.(NON)	519	4,759

Swift Transportation Co.(NON)	689	12,374

Wabtec Corp.	604	35,346

Yamato Transport Co., Ltd. (Japan)	700	14,989

		87,460
Software (3.8%)

BMC Software, Inc.(NON)	1,631	75,026

IntraLinks Holdings, Inc.(NON)	565	4,418

Manhattan Associates, Inc.(NON)	93	8,138

Microsoft Corp.	10,747	358,950

NTT Data Corp. (Japan)	3	10,665

Oracle Corp.	10,000	318,600

Oracle Corp. Japan (Japan)	300	12,223

PTC, Inc.(NON)	165	4,302

QLIK Technologies, Inc.(NON)	90	2,951

Rovi Corp.(NON)	283	5,074

Safeguard Scientifics, Inc.(NON)	244	3,548

SAP AG (Germany)	138	10,201

SciQuest, Inc.(NON)	92	1,914

Symantec Corp.	5,038	129,023

Tencent Holdings, Ltd. (China)	400	18,670

Ultimate Software Group, Inc.(NON)	78	10,936

Zynga, Inc. Class A(NON)	635	1,797

		976,436
Staffing (0.2%)

Barrett Business Services, Inc.	135	8,676

Kforce, Inc.	379	6,166

On Assignment, Inc.(NON)	211	6,366

Robert Half International, Inc.	855	30,156

		51,364
Technology (0.1%)

CACI International, Inc. Class A(NON)	30	2,022

SoftBank Corp. (Japan)	400	24,963

Tech Data Corp.(NON)	119	5,850

		32,835
Technology services (2.6%)

Accenture PLC Class A	2,804	202,589

Acxiom Corp.(NON)	387	9,629

AOL, Inc.(NON)	1,593	52,457

Cap Gemini (France)	313	17,143

CSG Systems International, Inc.	82	1,930

Google, Inc. Class A(NON)	277	234,591

IBM Corp.	563	102,618

NIC, Inc.	145	3,228

Nomura Research Institute, Ltd. (Japan)	500	15,541

Perficient, Inc.(NON)	282	4,549

Tyler Technologies, Inc.(NON)	92	6,798

Unisys Corp.(NON)	218	5,485

XO Group, Inc.(NON)	360	4,306

Yandex NV Class A (Russia)(NON)	269	8,608

		669,472
Telecommunications (1.1%)

Arris Group, Inc.(NON)	106	1,661

Aruba Networks, Inc.(NON)	114	1,896

BroadSoft, Inc.(NON)	36	1,159

BT Group PLC (United Kingdom)	4,112	20,729

CalAmp Corp.(NON)	337	5,523

China Telecom Corp, Ltd. (China)	22,000	11,127

EchoStar Corp. Class A(NON)	633	25,485

Inteliquent, Inc.	281	2,248

Iridium Communications, Inc.(NON)	479	3,205

KCell JSC ADR (Kazakhstan)	464	7,424

Loral Space & Communications, Inc.	75	4,958

Mobile Telesystems OJSC (Russia)(NON)	1,938	16,756

MTN Group, Ltd. (South Africa)	606	11,072

NeuStar, Inc. Class A(NON)	139	7,025

NTT DoCoMo, Inc. (Japan)	11	17,578

Orange (France)	1,361	13,807

Ruckus Wireless, Inc.(NON)	231	3,139

Tele2 AB Class B (Sweden)	836	10,508

Telefonica SA (Spain)(NON)	1,211	16,445

Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	80,000	16,026

Telenor ASA (Norway)	767	15,942

Telstra Corp., Ltd. (Australia)	4,295	18,678

Turkcell Iletisim Hizmetleri AS (Turkey)(NON)	1,348	7,075

Ubiquiti Networks, Inc.	354	12,411

USA Mobility, Inc.	242	3,417

Vodafone Group PLC (United Kingdom)	6,059	19,366

		274,660
Telephone (1.5%)

Deutsche Telekom AG (Germany)	1,380	17,677

Telefonica Brasil SA ADR (Brazil)	289	5,702

TW telecom, inc.(NON)	1,067	30,538

Verizon Communications, Inc.	6,821	323,179

		377,096
Textiles (—%)

G&K Services, Inc. Class A	91	4,681

Perry Ellis International, Inc.	313	5,734

		10,415
Tire and rubber (0.1%)

Apollo Tyres, Ltd. (India)	8,121	7,694

Continental AG (Germany)	131	19,772

		27,466
Tobacco (1.8%)

British American Tobacco (BAT) PLC (United Kingdom)	517	26,079

Japan Tobacco, Inc. (Japan)	700	23,595

Lorillard, Inc.	2,717	114,928

Philip Morris International, Inc.	3,654	304,890

		469,492
Toys (0.1%)

Namco Bandai Holdings, Inc. (Japan)	900	14,332

		14,332
Transportation (—%)

Bangkok Expressway PCL (Thailand)	8,700	9,189

		9,189
Transportation services (0.1%)

ComfortDelgro Corp., Ltd. (Singapore)	9,000	12,960

Universal Truckload Services, Inc.	210	5,292

		18,252
Trucks and parts (0.7%)

Aisin Seiki Co., Ltd. (Japan)	400	15,272

Delphi Automotive PLC (United Kingdom)	1,800	99,036

Douglas Dynamics, Inc.	288	4,049

Hyundai Mobis Co., Ltd. (South Korea)	63	15,754

Miller Industries, Inc.	221	3,540

Standard Motor Products, Inc.	324	9,934

Tenneco, Inc.(NON)	84	3,875

WABCO Holdings, Inc.(NON)	409	31,898

		183,358
Waste Management (—%)

China Everbright International, Ltd. (China)	9,000	8,448

		8,448
Water Utilities (0.1%)

Beijing Enterprises Water Group, Ltd. (China)	24,000	10,222

Metro Pacific Investments Corp. (Philippines)	99,500	11,609

United Utilities Group PLC (United Kingdom)	1,443	15,173

		37,004

Total common stocks (cost $19,060,123)		$24,083,431

INVESTMENT COMPANIES (3.3%)(a)
	Shares	Value

iShares MSCI EAFE Index Fund	1,438	$85,086

iShares MSCI Emerging Markets ETF	460	17,498

SPDR S&P 500 ETF Trust	4,316	706,313

SPDR S&P Midcap 400 ETF Trust	190	40,934

Total investment Companies (cost $686,801)		$849,831

SHORT-TERM INVESTMENTS (3.4%)(a)
	Principal amount/shares	Value

Putnam Short Term Investment Fund 0.07%(AFF)	709,336	$709,336

Putnam Cash Collateral Pool, LLC 0.12%(d)	6,125	6,125

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.11%, April 3, 2014(SEG)	$19,000	18,992

U.S. Treasury Bills with effective yields ranging from 0.12% to 0.13%, March 6, 2014(SEG)	86,000	85,971

U.S. Treasury Bills with an effective yield of 0.13%, January 9, 2014(SEG)	49,000	48,989

Total short-term investments (cost $869,370)		$869,413

TOTAL INVESTMENTS

Total investments (cost $20,616,294)(b)		$25,802,675

FORWARD CURRENCY CONTRACTS at 8/31/13 (aggregate face value $15,475,555) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/18/13	$48,810	$50,177	$(1,367)
	Australian Dollar	Sell	10/18/13	48,810	49,583	773
	British Pound	Buy	9/18/13	1,550	1,533	17
	British Pound	Sell	9/18/13	1,550	1,520	(30)
	Canadian Dollar	Sell	10/18/13	374,506	375,070	564
	Euro	Buy	9/18/13	377,482	375,302	2,180
	Singapore Dollar	Sell	11/20/13	52,215	52,181	(34)
	Swedish Krona	Buy	9/18/13	188,433	190,025	(1,592)
	Swedish Krona	Sell	9/18/13	188,432	193,628	5,196
	Swiss Franc	Sell	9/18/13	26,549	26,551	2
Barclays Bank PLC
	Australian Dollar	Sell	10/18/13	25,647	26,631	984
	British Pound	Buy	9/18/13	435,883	433,358	2,525
	British Pound	Sell	9/18/13	435,883	430,278	(5,605)
	Canadian Dollar	Sell	10/18/13	12,898	13,176	278
	Euro	Buy	9/18/13	333,467	329,249	4,218
	Hong Kong Dollar	Sell	11/20/13	33,769	33,767	(2)
	Japanese Yen	Sell	11/20/13	24,911	24,664	(247)
	Mexican Peso	Buy	10/18/13	164	47	211
	Norwegian Krone	Sell	9/18/13	26,523	30,789	4,266
	Polish Zloty	Buy	9/18/13	23,742	23,710	32
	Polish Zloty	Sell	9/18/13	23,742	23,599	(143)
	Singapore Dollar	Sell	11/20/13	55,822	55,784	(38)
	Swedish Krona	Buy	9/18/13	154,040	156,086	(2,046)
	Swedish Krona	Sell	9/18/13	154,040	155,325	1,285
	Swiss Franc	Buy	9/18/13	124,038	122,633	1,405
Citibank, N.A.
	Australian Dollar	Sell	10/18/13	25,914	28,509	2,595
	British Pound	Buy	9/18/13	40,443	40,154	289
	Canadian Dollar	Buy	10/18/13	24,278	24,829	(551)
	Canadian Dollar	Sell	10/18/13	24,278	24,552	274
	Danish Krone	Sell	9/18/13	4,837	4,791	(46)
	Euro	Buy	9/18/13	161,777	160,452	1,325
	Euro	Sell	9/18/13	161,777	160,621	(1,156)
	Japanese Yen	Sell	11/20/13	47	671	(718)
	Swedish Krona	Buy	9/18/13	25,206	25,476	(270)
	Swedish Krona	Sell	9/18/13	25,206	25,429	223
	Swiss Franc	Sell	9/18/13	50,089	49,333	(756)
	Turkish Lira	Sell	9/18/13	49	203	154
Credit Suisse International
	Australian Dollar	Sell	10/18/13	92,119	94,573	2,454
	British Pound	Sell	9/18/13	115,130	121,345	6,215
	Canadian Dollar	Buy	10/18/13	7,112	7,208	(96)
	Czech Koruna	Sell	9/18/13	14,825	14,725	(100)
	Euro	Buy	9/18/13	26,434	25,750	684
	Japanese Yen	Buy	11/20/13	629,238	622,536	6,702
	Mexican Peso	Buy	10/18/13	13,971	14,421	(450)
	Norwegian Krone	Buy	9/18/13	4,295	7,019	(2,724)
	Polish Zloty	Buy	9/18/13	22,876	22,846	30
	Polish Zloty	Sell	9/18/13	22,876	22,726	(150)
	South African Rand	Buy	10/18/13	309	279	30
	Swedish Krona	Buy	9/18/13	25,794	25,578	216
	Swiss Franc	Sell	9/18/13	37,835	37,061	(774)
	Turkish Lira	Buy	9/18/13	7,630	8,083	(453)
	Turkish Lira	Sell	9/18/13	7,630	8,083	453
Deutsche Bank AG
	Australian Dollar	Sell	10/18/13	26,446	26,686	240
	British Pound	Buy	9/18/13	165,180	162,792	2,388
	British Pound	Sell	9/18/13	165,180	162,900	(2,280)
	Canadian Dollar	Buy	10/18/13	43,625	41,066	2,559
	Euro	Buy	9/18/13	67,407	65,666	1,741
	Euro	Sell	9/18/13	67,407	67,051	(356)
	Japanese Yen	Sell	11/20/13	38,253	37,808	(445)
	Norwegian Krone	Buy	9/18/13	59,791	61,527	(1,736)
	Norwegian Krone	Sell	9/18/13	59,791	61,078	1,287
	Polish Zloty	Buy	9/18/13	7,698	7,569	129
	Polish Zloty	Sell	9/18/13	7,698	7,612	(86)
	Swedish Krona	Buy	9/18/13	25,191	25,436	(245)
	Swedish Krona	Sell	9/18/13	25,191	25,410	219
	Swiss Franc	Sell	9/18/13	22,573	20,401	(2,172)
Goldman Sachs International
	British Pound	Sell	9/18/13	25,877	25,726	(151)
	Canadian Dollar	Buy	10/18/13	50,547	51,026	(479)
	Canadian Dollar	Sell	10/18/13	50,547	51,017	470
	Euro	Buy	9/18/13	17,975	18,816	(841)
	Japanese Yen	Buy	11/20/13	214,679	212,145	2,534
	Norwegian Krone	Buy	9/18/13	16,038	16,818	(780)
	Norwegian Krone	Sell	9/18/13	16,038	16,514	476
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/18/13	66,826	68,060	(1,234)
	Australian Dollar	Sell	10/18/13	66,826	68,825	1,999
	British Pound	Sell	9/18/13	114,355	113,140	(1,215)
	Chinese Yuan	Sell	11/20/13	46,805	46,599	(206)
	Euro	Buy	9/18/13	25,642	24,325	1,317
	Japanese Yen	Sell	11/20/13	149,864	148,141	(1,723)
	Norwegian Krone	Buy	9/18/13	179,127	186,905	(7,778)
	Norwegian Krone	Sell	9/18/13	179,127	185,195	6,068
	Polish Zloty	Buy	9/18/13	7,574	7,623	(49)
	Polish Zloty	Sell	9/18/13	7,574	7,548	(26)
	Swedish Krona	Buy	9/18/13	2,383	3,594	(1,211)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/18/13	197,903	204,593	(6,690)
	Australian Dollar	Sell	10/18/13	197,903	201,234	3,331
	Brazilian Real	Buy	10/18/13	249	185	64
	British Pound	Buy	9/18/13	437,278	432,506	4,772
	British Pound	Sell	9/18/13	437,278	431,536	(5,742)
	Canadian Dollar	Buy	10/18/13	141,970	141,465	505
	Czech Koruna	Sell	9/18/13	14,825	14,700	(125)
	Euro	Sell	9/18/13	1,257,211	1,255,451	(1,760)
	Japanese Yen	Sell	11/20/13	643,201	644,088	887
	Malaysian Ringgit	Sell	11/20/13	62,929	62,943	14
	Mexican Peso	Buy	10/18/13	10,586	10,792	(206)
	Norwegian Krone	Sell	9/18/13	25,788	29,233	3,445
	Polish Zloty	Buy	9/18/13	7,759	7,632	127
	Polish Zloty	Sell	9/18/13	7,759	7,666	(93)
	Russian Ruble	Buy	9/18/13	7,273	7,405	(132)
	Russian Ruble	Sell	9/18/13	7,273	7,309	36
	Singapore Dollar	Sell	11/20/13	22,266	22,251	(15)
	South African Rand	Buy	10/18/13	299	265	34
	Swedish Krona	Sell	9/18/13	4,028	1,310	(2,718)
	Swiss Franc	Sell	9/18/13	26,227	26,190	(37)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	10/18/13	443	125	(318)
	British Pound	Buy	9/18/13	106,918	105,991	927
	British Pound	Sell	9/18/13	106,918	106,353	(565)
	Euro	Buy	9/18/13	52,868	53,284	(416)
	Euro	Sell	9/18/13	52,868	52,757	(111)
	Japanese Yen	Buy	11/20/13	26,555	26,965	(410)
	Japanese Yen	Sell	11/20/13	26,555	26,460	(95)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/18/13	49,255	50,234	(979)
	Australian Dollar	Sell	10/18/13	49,254	49,778	524
	Brazilian Real	Buy	10/18/13	290	195	95
	British Pound	Sell	9/18/13	67,715	66,743	(972)
	Canadian Dollar	Buy	10/18/13	86,774	86,832	(58)
	Czech Koruna	Sell	9/18/13	14,825	14,703	(122)
	Euro	Buy	9/18/13	91,330	89,037	2,293
	Japanese Yen	Sell	11/20/13	131,391	129,819	(1,572)
	Mexican Peso	Buy	10/18/13	13,971	14,422	(451)
	Norwegian Krone	Sell	9/18/13	25,772	28,290	2,518
	Polish Zloty	Buy	9/18/13	8,810	8,705	105
	Polish Zloty	Sell	9/18/13	8,810	8,647	(163)
	Singapore Dollar	Sell	11/20/13	59,507	59,484	(23)
	Swedish Krona	Buy	9/18/13	23,486	22,969	517
	Swedish Krona	Sell	9/18/13	23,486	23,686	200
	Swiss Franc	Sell	9/18/13	26,549	25,677	(872)
UBS AG
	Australian Dollar	Sell	10/18/13	53,159	54,893	1,734
	British Pound	Buy	9/18/13	286,353	283,098	3,255
	British Pound	Sell	9/18/13	286,353	283,251	(3,102)
	Canadian Dollar	Sell	10/18/13	339,133	339,437	304
	Euro	Buy	9/18/13	476,609	476,817	(208)
	Euro	Sell	9/18/13	476,608	472,615	(3,993)
	Japanese Yen	Sell	11/20/13	61,882	61,160	(722)
	Mexican Peso	Buy	10/18/13	10,422	10,821	(399)
	New Zealand Dollar	Buy	10/18/13	1,233	896	337
	Norwegian Krone	Buy	9/18/13	237,693	247,402	(9,709)
	Norwegian Krone	Sell	9/18/13	237,693	242,453	4,760
	Polish Zloty	Buy	9/18/13	15,148	15,246	(98)
	Polish Zloty	Sell	9/18/13	15,148	15,112	(36)
	Russian Ruble	Buy	9/18/13	7,207	7,340	(133)
	Russian Ruble	Sell	9/18/13	7,207	7,242	35
	Singapore Dollar	Sell	11/20/13	51,431	51,408	(23)
	Swedish Krona	Buy	9/18/13	26,035	25,565	470
	Swiss Franc	Sell	9/18/13	289,783	286,616	(3,167)
WestPac Banking Corp.
	Australian Dollar	Sell	10/18/13	1,598	1,386	(2,984)
	British Pound	Buy	9/18/13	301,540	296,849	4,691
	British Pound	Sell	9/18/13	301,539	298,274	(3,265)
	Canadian Dollar	Buy	10/18/13	194,129	194,449	(320)
	Euro	Buy	9/18/13	386,071	385,588	483
	Japanese Yen	Sell	11/20/13	81,755	80,789	(966)

Total						$7,339

FUTURES CONTRACTS OUTSTANDING at 8/31/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Short)	7	$252,290	Sep-13	$(2,006)
FTSE 100 Index (Short)	1	99,305	Sep-13	(3,570)
Russell 2000 Index Mini (Short)	4	404,040	Sep-13	768
S&P 500 Index E-Mini (Long)	9	$734,085	Sep-13	6,575
S&P Mid Cap 400 Index E-Mini (Long)	1	118,290	Sep-13	2,235
SPI 200 Index (Long)	3	341,646	Sep-13	23,776

Total				$27,778

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
JSC	Joint Stock Company
NVDR	Non-voting Depository Receipt
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
SPDR	S&P Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2013 through August 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $25,828,417.
(b)	The aggregate identified cost on a tax basis is $20,696,443, resulting in gross unrealized appreciation and depreciation of $5,436,238 and $330,006, respectively, or net unrealized appreciation of $5,106,232.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$929,346	$2,012,798	$2,232,808	$89	$709,336
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $5,935.
	The fund received cash collateral of $6,125, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $19,591 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	81.7%
	United Kingdom	3.2
	Japan	2.8
	Switzerland	1.2
	France	1.2
	Australia	1.1
	Germany	1.1
	China	0.9
	South Korea	0.7
	Brazil	0.5
	Spain	0.5
	Other	5.1

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts to manage exposure to market risk and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $22,405 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Basic materials	$1,049,920	$150,989	$—
Capital goods	1,590,089	176,313	—
Communication services	1,107,989	63,409	—
Conglomerates	458,933	7,242	—
Consumer cyclicals	2,569,996	299,934	—
Consumer staples	2,325,266	86,069	129
Energy	2,188,637	59,872	—
Financials	3,766,756	485,048	—
Health care	3,074,649	47,213	—
Technology	3,376,515	327,134	—
Transportation	277,165	62,128	—
Utilities and power	461,263	70,773	—
Total common stocks	22,247,178	1,836,124	129
Investment companies	849,831	—	—
Short-term investments	709,336	160,077	—

Totals by level	$23,806,345	$1,996,201	$129

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$7,339	$—
Futures contracts	27,778	—	—

Totals by level	$27,778	$7,339	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$103,470	$96,131
Equity contracts	33,354	5,576

Total	$136,824	$101,707

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Futures contracts (number of contracts)	20
Forward currency contracts (contract amount)	$27,200,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 29, 2013